4 SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Concentration Risks, Types, No Concentration Percentage [Abstract]
Maximum insurance of Federal Deposit Insurance Corporation	$ 250,000
Percentage of revenues	0.86
Accounts receivable from major customer	$ 56,773
Percentage of accounts receivable	0.98